Note 16 - Accumulated Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands			3 Months Ended			9 Months Ended			12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2019		Mar. 31, 2018	Mar. 31, 2019		Mar. 31, 2018	Jun. 30, 2018		Jun. 30, 2017	Dec. 31, 2018	Jun. 30, 2016
Accumulated other comprehensive income (loss), before tax	$ (1,706)	$ 110	$ 210		$ (1,706)	$ 210		$ (1,706)	$ (2,069)		$ 675	$ (1,735)	$ 3,621
Accumulated other comprehensive income (loss), tax	(358)	(23)	(46)		(358)	(46)		(358)	(434)		(230)	(364)	(1,232)
Accumulated other comprehensive income (loss), net	(1,348)	87	164		(1,348)	164		(1,348)	(1,635)		445	(1,371)	2,389
Unrealized holding gain (loss) on available-for-sale securities arising during the period, before tax			1,946		(1,821)	2,840		(2,348)	(2,711)		(2,737)
Unrealized holding loss on available-for-sale securities arising during the period, tax			410		(382)	598		(562)	638		931
Unrealized holding gain (loss) on available-for-sale securities arising during the period, net			1,536		(1,439)	2,242		(1,786)	(2,073)		(1,806)
Amounts reclassified from accumulated other comprehensive income, before tax			(1)	[1],[2]	5	(561)	[1],[2]	(33)	(33)	[3],[4]	(209)
Amounts reclassified from accumulated other comprehensive income, tax				[1],[2]	1	118	[1],[2]	(12)	12	[3],[4]	71
Amounts reclassified from accumulated other comprehensive income, net			(1)	[1],[2]	4	(443)	[1],[2]	(21)	21	[3],[4]	(138)
Net current period other comprehensive income (loss), before tax			1,945		(1,816)	2,279		(2,381)	(2,744)		(2,946)
Net current period other comprehensive loss, tax			410		(381)	480		(574)	650		1,002
Other comprehensive income (loss)			1,535		(1,435)	1,799		(1,807)	(2,094)		(1,944)
Accumulated other comprehensive income (loss), tax											(230)
Accumulated other comprehensive income (loss), net											445
Unrealized losses arising during the period			1,946		(1,821)	2,840		(2,348)	(2,711)		(2,737)
Unrealized holding loss on available-for-sale securities arising during the period, tax			410		(382)	598		(562)	638		931
Unrealized holding gain on available-for-sale securities arising during the period, net			1,536		(1,439)	2,242		(1,786)	(2,073)		(1,806)
Amounts reclassified from accumulated other comprehensive income, net			1	[1],[2]	(4)	443	[1],[2]	21	(21)	[3],[4]	138
Net current period other comprehensive income (loss), before tax			1,945		(1,816)	2,279		(2,381)	(2,744)		(2,946)
Net current period other comprehensive loss, tax			410		(381)	480		(574)	650		1,002
Other comprehensive loss			1,535		(1,435)	1,799		(1,807)	(2,094)		(1,944)
Reclassification of disproportional tax effect	(14)	(14)							14
Reclassification of disproportional tax effect	(14)	(14)							14
Accumulated other comprehensive income (loss), tax	$ 358	$ 23	$ 46		$ 358	$ 46		$ 358	$ 434		$ 230	$ 364	$ 1,232

[1]	Income tax expense
[2]	Securities (gains) losses, net
[3]	Income tax expense
[4]	Securities gain, net